Goldman Sachs Financial Square Government Fund Average Annual Total Returns - Capital Shares [Member] - Capital Shares		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.05%	3.07%	1.99%
Performance Inception Date	Aug. 12, 2002